Exhibit 99.1

World Omni Auto Receivables Trust 2020-B

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	749,435,882.81	36,321
Yield Supplement Overcollateralization Amount 09/30/20	38,414,689.08	0
Receivables Balance 09/30/20	787,850,571.89	36,321
Principal Payments	27,912,115.67	918
Defaulted Receivables	595,546.83	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	36,589,785.25	0
Pool Balance at 10/31/20	722,753,124.14	35,382

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.77%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	2,285,861.75	96
Past Due 61-90 days	525,465.42	25
Past Due 91-120 days	137,322.95	7
Past Due 121+ days	0.00	0
Total	2,948,650.12	128

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.09%
Delinquency Trigger Occurred	NO

Recoveries	193,812.97
Aggregate Net Losses/(Gains) - October 2020	401,733.86
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.61%
Prior Net Losses Ratio	0.10%
Second Prior Net Losses Ratio	0.08%
Third Prior Net Losses Ratio	0.06%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.06%

Overcollateralization Target Amount	8,311,660.93
Actual Overcollateralization	8,311,660.93
Weighted Average APR	3.76%
Weighted Average APR, Yield Adjusted	6.10%
Weighted Average Remaining Term	55.76

Flow of Funds	$ Amount
Collections	30,556,677.44
Investment Earnings on Cash Accounts	402.54
Servicing Fee(1)	(656,542.14)
Transfer to Collection Account	-
Available Funds	29,900,537.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	339,175.02
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,314,246.02
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,311,660.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,137,749.62
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	29,900,537.84

Servicing Fee	656,542.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 10/15/20	740,817,370.16
Principal Paid	26,375,906.95
Note Balance @ 11/16/20	714,441,463.21

Class A-1
Note Balance @ 10/15/20	62,137,370.16
Principal Paid	26,375,906.95
Note Balance @ 11/16/20	35,761,463.21
Note Factor @ 11/16/20	21.1606291%

Class A-2a
Note Balance @ 10/15/20	231,800,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	231,800,000.00
Note Factor @ 11/16/20	100.0000000%

Class A-2b
Note Balance @ 10/15/20	50,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	50,000,000.00
Note Factor @ 11/16/20	100.0000000%

Class A-3
Note Balance @ 10/15/20	281,800,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	281,800,000.00
Note Factor @ 11/16/20	100.0000000%

Class A-4
Note Balance @ 10/15/20	76,830,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	76,830,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	25,500,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	25,500,000.00
Note Factor @ 11/16/20	100.0000000%

Class C
Note Balance @ 10/15/20	12,750,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	12,750,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	386,881.27
Total Principal Paid	26,375,906.95
Total Paid	26,762,788.22

Class A-1
Coupon	0.26763%
Interest Paid	14,782.07
Principal Paid	26,375,906.95
Total Paid to A-1 Holders	26,390,689.02

Class A-2a
Coupon	0.55000%
Interest Paid	106,241.67
Principal Paid	0.00
Total Paid to A-2a Holders	106,241.67

Class A-2b
One-Month Libor	0.14838%
Coupon	0.39838%
Interest Paid	17,705.78
Principal Paid	0.00
Total Paid to A-2b Holders	17,705.78

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4564001
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.1154055
Total Distribution Amount	31.5718056

A-1 Interest Distribution Amount	0.0874679
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	156.0704553
Total A-1 Distribution Amount	156.1579232

A-2a Interest Distribution Amount	0.4583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.4583333

A-2b Interest Distribution Amount	0.3541156
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3541156

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	201.48
Noteholders' Third Priority Principal Distributable Amount	483.40
Noteholders' Principal Distributable Amount	315.12

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	8,498,098.59
Investment Earnings	359.90
Investment Earnings Paid	(359.90)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,019,193.22	$2,813,750.23	$2,729,816.48
Number of Extensions	109	95	95
Ratio of extensions to Beginning of Period Receivables Balance	0.38%	0.34%	0.32%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.